Redeemable Convertible Preferred Shares	12 Months Ended
Aug. 31, 2019
Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares

21.   Redeemable Convertible Preferred Shares

The Company issued 1,890,686,563 and 35,757,200 of Series A and Series A‑1 redeemable convertible preferred shares (the “Preferred Shares”) to shareholders of the VIEs in connection with the Reorganization. The Preferred Shares are recorded at fair value on the issuance date and is presented on a retroactive basis.

In September 2017, immediately following the Reorganization, the Company issued 1,840,535,677 Series A-1 redeemable convertible preferred shares to new investors for total cash consideration of RMB1,840,536 (US$257,263). Accretion charge of RMB758,898 (US$106,076), related to the Series A-1 redeemable convertible preferred shares was recorded as an increase to the net loss attributable to ordinary shareholders. The Group subsequently repurchased an aggregate of 341,256,445 Series A redeemable convertible preferred shares for cash consideration of US$46,850 from Then Shareholders.

In December 2017, the Founder transferred 142,642,550 of his Class B ordinary shares to a new investor for cash consideration of RMB163,023 (US$22,787) and each of such transferred ordinary share was re-designated as a Series A-1 redeemable convertible preferred share. Accretion charge of RMB204,007 (US$28,515), related to the Series A-1 redeemable convertible preferred shares was recorded as an increase to the net loss atrributable to ordinary shareholders.

The following is a summary of the significant terms of the Preferred Shares:

Conversion rights

The holders of the Preferred Shares were entitled to convert, at the option of the holder thereof, at any time following the date of the first issuance of the respective Preferred Shares applicable of such Preferred Share, into such number of Class A ordinary shares as was determined by dividing the deemed issue price (“Adjusted Issue Price”) applicable to such series of Preferred Shares by the conversion price applicable to such series of Preferred Shares (the “Conversion Price”), in effect on the date of conversion. The initial Conversion Price shall initially equal the Adjusted Issue Price applicable to such Preferred Share, and shall be adjusted from time to time. The initial conversion ratio for Preferred Shares to Class A ordinary shares shall be 1:1.

Automatic Conversion

Each Preferred Share, shall automatically be converted into one Class A ordinary share at the then-effective conversion ratio applicable to such Preferred Share upon the closing of a firm commitment underwritten public offering in the United States on the New York Stock Exchange or the NASDAQ Global Market pursuant to an effective registration statement under the Securities Act, or on the Main Board of Hong Kong Stock Exchange or another internationally recognized stock exchange approved by the Board, including certain directors appointed by the Series A‑1 redeemable convertible preferred shareholders, covering the offer and sale of Class A ordinary shares of the Company to the public, at a public offering price per share that implies a market capitalization of the Company immediately prior to such offering of not less than (i) RMB6,500,000 or its US$ equivalent if the IPO occurs within 18 months following the closing date of the Preferred Shares issuance (the “Closing Date”), (ii) RMB7,000,000 or its US$ equivalent if the IPO occurs within 18 to 27 months following the Closing Date, or (iii) RMB7,500,000 or its US$ equivalent if the IPO occurs after 27 months following the Closing Date but before the third anniversary of the Closing Date, (the “Qualified IPO”).

Dividends

The holders of the Preferred Shares shall be entitled to receive dividends when and if declared by the Board of Directors, pro rata on an as-converted basis, without preference on the ordinary shares or any other classes of shares of the Company.

No dividends were declared for the periods presented.

Voting rights

The holders of each Preferred Shares were entitled to the number of votes equal to the number of Class A ordinary shares into which such Preferred Share could be converted at the voting date.

Redemption

The Preferred Shares were redeemable by the holders at any time after the earlier of the occurrence of the following event: (i) the Company fails to complete a Qualified IPO within 36 months after the closing of the Preferred Shares issuance (ii) relevant transactions have not been completed in accordance with the documents governing the Reorganization within 12 months following the closing of the Reorganization, and (iii) material breach of certain governing documents of the Reorganization where the breach remains un-remedied within 30 days after a written notice is delivered by certain holders of Series A‑1 redeemable convertible preferred shares. Redemption were at amounts equal to the sum of the Adjusted Issue Price plus accrued daily interest at 10% per annum and all declared but unpaid dividends.

Liquidation Preference

In the event of liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution shall be made as follows:

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First, the holders of Series A‑1 redeemable convertible preferred shares were entitled to receive an amount equal to issue price, reduced by any and all dividends received on or before the date of such distribution and any net proceeds from any sale, transfer or other disposition of Series A‑1 redeemable convertible preferred shares received by such holders of preferred shares, in preference to any distribution to the holder of the Series A redeemable convertible preferred shares and the Ordinary Shares of the Company; and

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After payment was made to the holders of the Series A‑1 redeemable convertible preferred shares holders in accordance with the above, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among all shareholders according to the number of Ordinary Shares and Preferred Shares as if they had been converted into Class A ordinary shares immediately prior to such liquidation, dissolution or winding up of the Company.

Initial Measurement and Subsequent Accounting for the Preferred    Shares

The Preferred Shares did not meet the criteria of mandatorily redeemable financial instruments specified in ASC 480‑10‑S99, and were classified as mezzanine equity in the consolidated balance sheets. The Preferred Shares were initially measured at fair value. Beneficial conversion features exist when the conversion price of the Preferred Shares is lower than the fair value of the Class A ordinary shares at the commitment date, which was the issuance date in the Company’s case. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the redeemable convertible preferred shares as a contribution to additional paid-in capital. On the commitment date, the most favorable conversion price used to measure the beneficial conversion feature of the Preferred Shares was higher than the fair value per Class A ordinary share and therefore no bifurcation of beneficial conversion feature was recognized. The Company determined the fair value of the Class A ordinary shares with the assistance of an independent third party valuation firm.